T. ROWE PRICE Target 2025 Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 50.1%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  86,838 25,982 12,905 18,540,559 97,709
New Income Fund  64,359 20,032 7,325 7,947,075 73,828
International Bond Fund (USD
Hedged)  22,145 6,798 2,550 2,603,834 25,179
Dynamic Global Bond Fund  15,132 5,953 1,816 1,923,643 18,505
Emerging Markets Bond Fund  15,471 5,512 1,869 1,709,538 16,771
High Yield Fund  14,192 3,971 2,039 2,420,670 15,420
Floating Rate Fund  7,725 3,989 972 1,124,523 10,638
U.S. Treasury Long-Term Index
Fund  7,528 3,588 1,261 903,211 9,962
Total Bond Mutual Funds (Cost $270,282) 268,012
EQUITY MUTUAL FUNDS 47.2%
T. Rowe Price Funds:
Value Fund  41,295 13,726 5,366 1,004,974 45,254
Equity Index 500 Fund  46,586 10,700 14,554 364,176 41,964
Growth Stock Fund (2) 36,741 12,198 7,164 396,191 35,642
International Value Equity Fund  21,091 4,800 2,446 1,437,559 21,750
Overseas Stock Fund  19,711 4,283 2,432 1,581,376 19,846
International Stock Fund  18,287 4,939 2,095 942,286 17,442
Mid-Cap Value Fund  10,645 2,920 1,302 337,530 11,456
Mid-Cap Growth Fund (2) 9,801 3,423 1,743 95,585 9,867
Real Assets Fund  7,241 1,519 1,014 519,274 7,763
Emerging Markets Stock Fund  10,431 2,610 2,784 177,881 7,501
Emerging Markets Discovery
Stock Fund  3,859 5,274 654 529,109 7,461
Small-Cap Value Fund  6,603 1,739 960 118,402 6,826
Small-Cap Stock Fund  6,838 1,817 1,052 106,888 6,690
New Horizons Fund (2) 5,206 1,817 917 73,807 4,710
U.S. Large-Cap Core Fund  2,918 2,503 444 141,372 4,651
U.S. Equity Research Fund  – 4,305 165 95,538 3,978
Total Equity Mutual Funds (Cost $194,236) 252,801
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  – 5,401 5,350 503 50
Total Other Mutual Funds (Cost $51) 50

T. ROWE PRICE Target 2025 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.7%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (3) 15,786 22,896 24,203 14,479,405 14,479
Total Short-Term Investments (Cost $14,479) 14,479
Total Investments in Securities 100.0%
(Cost $479,048) $ 535,342
Other Assets Less Liabilities (0.0)% (203)
Net Assets 100.0% $ 535,139
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments
.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 200 $ (764) $ 384
Emerging Markets Bond Fund  (119) (2,343) 623
Emerging Markets Discovery Stock Fund  115 (1,018) 139
Emerging Markets Stock Fund  646 (2,756) 190
Equity Index 500 Fund  3,129 (768) 527
Floating Rate Fund  (13) (104) 308
Growth Stock Fund  3,991 (6,133) —
High Yield Fund  (19) (704) 681
International Bond Fund (USD Hedged)  275 (1,214) 385
International Stock Fund  1,141 (3,689) 318
International Value Equity Fund  131 (1,695) 719
Limited Duration Inflation Focused Bond Fund  769 (2,206) 3,962
Mid-Cap Growth Fund  1,142 (1,614) —
Mid-Cap Value Fund  989 (807) 182
New Horizons Fund  846 (1,396) —
New Income Fund  598 (3,238) 1,024
Overseas Stock Fund  215 (1,716) 517
Real Assets Fund  81 17 204
Small-Cap Stock Fund  536 (913) 30
Small-Cap Value Fund  484 (556) 72
Transition Fund  19 (1) —
U.S. Equity Research Fund  37 (162) 15
U.S. Large-Cap Core Fund  262 (326) 39
U.S. Treasury Long-Term Index Fund  (299) 107 134
Value Fund  4,682 (4,401) 609
U.S. Treasury Money Fund, 0.14% — — 10
Totals $ 19,838# $ (38,400) $ 11,072+
# Capital gain distributions from mutual funds represented $16,524 of the net realized gain (loss).
+ Investment income comprised $11,072 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2025 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Target 2025 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F186-054Q3 02/22